UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2007

Check here if Amendment [ ] Amendment Number:  __________
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Biscayne Advisors, Inc.

Address: 2911 Turtle Creek Blvd.
      	 Suite 800
	 Dallas, TX  75219

Form 13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Walton
Title:   President
Phone:   (214) 219-1416

Signature, Place, and Date of Signing:

/s/John A. Walton        Dallas, TX      September 30, 2007
------------------	--------------	----------------
[Signature]              [City, State]   [Date]




Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form  13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	           	0

Form 13F Information Table Entry Total:	98
Form 13F Information Table Value Total:	$274,277



List of Other Included Managers:


Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBEMARLE CORP.                COM              012653101     3543    80155 SH       SOLE                    75800              4355
ALLEGHENY TECHNOLOGIES         COM              01741R102     3470    31560 SH       SOLE                    29800              1760
ALLSTATE CORP                  COM              020002101     1960    34265 SH       SOLE                    31800              2465
AMERICAN EXPRESS CO            COM              025816109     3293    55465 SH       SOLE                    54400              1065
ANIXTER INTL. INC              COM              035290105     5017    60855 SH       SOLE                    58700              2155
ARCH CAPITAL GROUP             COM              G0450A105      461     6200 SH       SOLE                     6000               200
ASSURANT INC                   COM              04621X108     3557    66490 SH       SOLE                    62600              3890
AT&T CORP COM                  COM              00206R102     4912   116097 SH       SOLE                   108200              7897
BANK OF AMERICA CORP.          COM              060505104     3532    70255 SH       SOLE                    64800              5455
BOEING CO.                     COM              097023105     3729    35515 SH       SOLE                    33000              2515
BROCADE COMMUNICATIONS         COM              111621108      289    33795 SH       SOLE                    33600               195
CENTERPOINT ENERGY             COM              15189t107     3378   210750 SH       SOLE                   205300              5450
CHATTEM INC                    COM              162456107      374     5300 SH       SOLE                     4600               700
CHEVRON CORP.                  COM              166764100     3131    33456 SH       SOLE                    30000              3456
CISCO SYS INC                  COM              17275R102     4789   144560 SH       SOLE                   132900             11660
CME GROUP INC                  COM              12572Q105     3653     6220 SH       SOLE                     6000               220
COACH INC                      COM              189754104     4539    96030 SH       SOLE                    90960              5070
COGNIZANT TECHNOLOGY           COM              192446102      495     6200 SH       SOLE                     6000               200
COMMSCOPE INC.                 COM              203372107     4017    79950 SH       SOLE                    77900              2050
CONSTELLATION ENERGY           COM              210371100     2371    27640 SH       SOLE                    27550                90
COVANCE INC                    COM              222816100     3825    49095 SH       SOLE                    45430              3665
CROCS INC.                     COM              227046109     4079    60650 SH       SOLE                    60650
DARDEN RESTAURANTS, INC.       COM              237194105      475    11340 SH       SOLE                    11200               140
DAVITA INC                     COM              23918K108     2382    37700 SH       SOLE                    37700
DEERE & CO                     COM              244199105     3625    24425 SH       SOLE                    23100              1325
ESTEE LAUDER                   COM              518439104     3689    86885 SH       SOLE                    83200              3685
EXXON MOBIL CORP               COM              30231G102     4460    48183 SH       SOLE                    45200              2983
FOSSIL INC.                    COM              349882100     1574    42130 SH       SOLE                    41200               930
FREEPORT-MCMORAN COPPER        COM              35671D857     3027    28855 SH       SOLE                    28500               355
GENENTECH INC                  COM              368710406     3164    40550 SH       SOLE                    39600               950
GFI GROUP INC.                 COM              361652209      702     8150 SH       SOLE                     7700               450
GOLDMAN SACHS GROUP            COM              38141G104     3806    17560 SH       SOLE                    16400              1160
HARRIS CORP                    COM              413875105     4529    78370 SH       SOLE                    78300                70
HARTFORD FINL SVCS             COM              416515104     2216    23940 SH       SOLE                    21800              2140
HERCULES INC                   COM              427056106      574    27300 SH       SOLE                    27300
HESS CORP                      COM              42809H107     4917    73905 SH       SOLE                    72000              1905
HEWLETT PACKARD CO             COM              428236103     4261    85580 SH       SOLE                    80400              5180
HUMANA INC                     COM              444859102      510     7300 SH       SOLE                     6600               700
INTEGRATED DEVICE TECH INC.    COM              458118106      333    21500 SH       SOLE                    21500
INTERSIL CORP                  COM              46069S109      566    16930 SH       SOLE                    16800               130
JOHNSON & JOHNSON              COM              478160104     3577    54450 SH       SOLE                    50400              4050
JONES LANG LA SALLE INC        COM              48020Q107      390     3800 SH       SOLE                     3800
JP MORGAN & CO.                COM              616880100     3371    73575 SH       SOLE                    67700              5875
LEHMAN BROS. HLDG.             COM              524908100     3304    53525 SH       SOLE                    51900              1625
LONGS DRUG STORES CORP.        COM              543162101     1253    25235 SH       SOLE                    21700              3535
MAGELLAN MIDSTREAM PRT         COM              559080106      304     7600 SH       SOLE                     6000              1600
MANPOWER INC                   COM              56418h100     3313    51480 SH       SOLE                    51100               380
MARATHON OIL                   COM              902905827     4768    83620 SH       SOLE                    79600              4020
MARRIOTT INTL INC              COM              571903202     3019    69460 SH       SOLE                    68100              1360
MCDONALDS CORP                 COM              580135101     2874    52765 SH       SOLE                    47400              5365
MEMC ELECTRONIC                COM              552715104     2451    41635 SH       SOLE                    40800               835
MERCK & CO.                    COM              589331107     2455    47490 SH       SOLE                    43800              3690
MICROSOFT CORP                 COM              594918104     3891   132068 SH       SOLE                   122500              9568
MORGAN STANLEY COM             COM              617446448     2627    41695 SH       SOLE                    39800              1895
NIKE INC                       COM              654106103      746    12720 SH       SOLE                    11400              1320
NORDSTROM INC                  COM              655664100     3227    68810 SH       SOLE                    66600              2210
NORTHERN TRUST CORP.           COM              665859104     3946    59545 SH       SOLE                    56100              3445
NVIDIA CORP                    COM              67066G104     5003   138050 SH       SOLE                   129150              8900
OCCIDENTAL PETE CORP           COM              674599105     2620    40880 SH       SOLE                    38700              2180
ON SEMICONDUCTOR CORP.         COM              682189105     4158   331040 SH       SOLE                   323100              7940
ORACLE CORP                    COM              68389X105     3831   176970 SH       SOLE                   168900              8070
OSI PHARMACEUTICALS            COM              671040103      279     8200 SH       SOLE                     8200
PACKAGING CORP OF AMERICA      COM              695156109     2613    89870 SH       SOLE                    89400               470
PARKER HANNIFIN CORP           COM              701094104     2435    21775 SH       SOLE                    21600               175
PENNEY J C INC                 COM              708160106     3212    50690 SH       SOLE                    47100              3590
PEPSICO INC                    COM              713448108     4870    66475 SH       SOLE                    62100              4375
PERRIGO CO                     COM              714290103      431    20175 SH       SOLE                    20100                75
PHILLIPS VAN HUESEN            COM              718592108     3707    70640 SH       SOLE                    68700              1940
PRECISION CASTPARTS CORP.      COM              740189105     5664    38275 SH       SOLE                    36700              1575
PROCTOR & GAMBLE               COM              742718109     4685    66600 SH       SOLE                    62800              3800
PRUDENTIAL FINANCIAL           COM              744320102     2848    29190 SH       SOLE                    28100              1090
QUEST DIAGNOSTICS INC          COM              74834L100     2325    40250 SH       SOLE                    40000               250
REGAL BELOIT                   COM              758750103     3391    70800 SH       SOLE                    69600              1200
SAFECO CORP.                   COM              786429100     3581    58490 SH       SOLE                    55600              2890
SCHERING PLOUGH CORP           COM              806605101     2369    74900 SH       SOLE                    74900
SEI INVESTMENTS CO.            COM              784117103     3376   123740 SH       SOLE                   123000               740
SEMPRA ENERGY                  COM              816851109     2488    42800 SH       SOLE                    40100              2700
SHERWIN-WILLIAMS               COM              824348106     2201    33500 SH       SOLE                    33500
SMITH INTL INC                 COM              832110100     5584    78205 SH       SOLE                    74500              3705
SPX CORP                       COM              784635104      713     7700 SH       SOLE                     7400               300
SVB FINANCIAL GROUP            COM              78486Q101      431     9100 SH       SOLE                     9100
TARGET CORP.                   COM              239753106     4355    68510 SH       SOLE                    64400              4110
TEREX CORP.                    COM              880779103      590     6630 SH       SOLE                     6300               330
TESORO CORP.                   COM              881609101      335     7275 SH       SOLE                     7200                75
TEVA PHARMACEUTICAL            COM              881624209     3311    74455 SH       SOLE                    68800              5655
TEXTRON INC                    COM              883203101     5757    92540 SH       SOLE                    86660              5880
THERMO FISHER SCIENTIFIC       COM              883556102     2753    47700 SH       SOLE                    47700
TRANSOCEAN INC                 COM              G90078109     2006    17740 SH       SOLE                    17500               240
UNITED STATES CELLULAR CORP    COM              911684108      236     2400 SH       SOLE                     2400
UNITED TECHNOLOGIES CP         COM              913017109     4388    54525 SH       SOLE                    51900              2625
UNITEDHEALTH GROUP             COM              91324P102     3391    70013 SH       SOLE                    64916              5097
VALERO ENERGY CORP             COM              91913Y100     2605    38775 SH       SOLE                    38600               175
VERIZON COMMUNICATIONS         COM              92343V104     3387    76483 SH       SOLE                    72900              3583
WARNACO GROUP INC              COM              934390402     1633    41800 SH       SOLE                    41800
WATSON WYATT WORLDWIDE         COM              942712100     1935    43050 SH       SOLE                    42900               150
WELLCARE HEALTH PLANS          COM              94946T106     3840    36425 SH       SOLE                    34700              1725
XL CAPITAL LTD.                COM              G98255105     1980    25000 SH       SOLE                    25000
ENERGY TRANSFER PARTNERS                        29273R109      225     4600 SH       SOLE                                       4600